Capital Management - Net Debt (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Trade and other payables	$ 281,404,000	$ 190,692,000
Cash	(5,464,000)	0	$ 0
Trade and other receivables	(228,485,000)	(173,409,000)
Net Debt	$ 987,446,000	$ 1,409,717,000
Net Debt to Adjusted Funds Flow	0.8	1.9
Unamortized debt issuance costs | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,363,000	$ 1,343,000
Unamortized debt issuance costs | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	6,999,000	11,393,000
Cost | Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings	(383,031,000)	(505,171,000)
Cost | Long-term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (547,598,000)	$ (874,527,000)